UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07564
Morgan Stanley California Quality Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley California Quality Municipal Securities
Portfolio of Investments July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (149.2%)
	California (147.0%)
$1,240	ABAG Finance Authority for Nonprofit Corporations, California School of Mechanical Art — Lick-Wilmeading High School Ser 2002	5.25%	10/01/26	$1,244,489
480	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00	08/01/26	494,088
4,000	Anaheim Public Financing Authority, California, Anajeim Electric Ser 2007-A (MBIA Insd) (a)	4.50	10/01/37	3,621,240
2,500	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp Ser 2006	5.25	06/01/46	1,889,675
2,000	California Department of Water Resources, Central Valley Ser Y University 2007 Ser A	5.00	03/01/42	1,885,360
2,000	California Educational Facilities Authority, Pitzer College Ser 2005 A	5.00	04/01/30	1,955,860
1,000	California Educational Facilities Authority, University of Redlands Ser 2005 A	5.00	10/01/31	964,050
2,555	California Health Facilities Financing Authority, Catholic Healthcare West 2004 Ser G	5.25	07/01/23	2,500,604
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 1997 A (MBIA Insd)	5.25	08/01/27	3,009,840
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	1,890,880
1,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39	946,110
2,000	California Housing Finance Agency, Ser 2006 K (AMT)	4.70	08/01/31	1,665,280
2,000	California Housing Finance Agency, Ser 2006 K (AMT)	4.75	08/01/36	1,632,780
5,000	California Infrastructure & Economic Development Bank, Kaiser Hospital Assistance Ser 2001 A	5.55	08/01/31	5,020,349
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,025,580
500	California Municipal Finance Authority, American Heritage Education Foundation Ser 2006 A	5.25	06/01/26	457,955
4,000	California Municipal Finance Authority, Community Hospital Central California	5.25	02/01/37	3,451,840
2,500	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90	06/01/14	2,625,974
1,000	California Public Works Board, Butterfield State Office 2005 Ser A	5.25	06/01/30	1,004,480
2,000	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/24	2,007,900
2,965	California Public Works Board, Mental Health 2004 Ser A	5.00	06/01/25	2,966,275
45	California Rural Home Financing Authority, 1997 Ser A-2 (AMT)	7.00	09/01/29	45,880
60	California Rural Home Financing Authority, Home 1998 Ser A (AMT)	6.35	12/01/29	51,639
1,970	California State Department Water Resource Cent VY	5.25	12/01/19	2,087,353
5,000	California State Economic Recovery (a)	5.00	07/01/16	5,262,850
1,400	California State University, Ser 2003 A (FGIC Insd)	5.25	11/01/21	1,445,262
3,000	California Statewide Community Development Authority, Adventist Healthwest 2005 Ser A	5.00	03/01/35	2,785,680
1,250	California Statewide Community Development Authority, Anheuser-Bush Ser 2007 (AMT)	4.80	09/01/46	1,006,088
1,000	California Statewide Community Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/27	959,780
5,000	California, Various Purpose Dtd 04/01/02	6.00	04/01/19	5,665,800
1,375	California, Various Purpose Dtd 04/01/93	5.90	04/01/23	1,381,105
8,000	California, Various Purpose Dtd 11/01/06 (a)	4.50	10/01/36	7,090,080
1,000	Capistrano Unified School District, Community Facilities District #98-2 Ladera Ser 2005 (FGIC Insd)	5.00	09/01/29	942,760
1,000	Culver City Redevelopment Agency, Ser 2005 A (AMBAC Insd)	5.00	11/01/25	1,002,580
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/45	1,776,840
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	3,285,200
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	1,476,440
1,500	Independent Cities Lease Financing Authority, California, Mobile Home PK Ref-Westlake Mobilhome PK-A	5.00	04/15/47	1,276,605
1,000	Independent Cities Lease Financing Authority, California, San Juan Mobile Estates Ser 2006 A	5.00	05/15/31	874,890
370	Indio Redevelopment Agency, California, Merged Redevelopment Project Area, Ser 2008 A (WI)	5.25	08/15/26	366,167
4,000	Irvine Unified School District, California, Community Facilities District #86-1 Ser 1998 (AMBAC Insd)	5.00	11/01/19	4,042,480
2,000	Los Angeles Department of Water & Power, California, 2001 Ser A	5.00	07/01/24	2,008,100
3,000	Los Angeles Department of Water & Power, California, 2003 Ser A Subser A-2 (MBIA Insd) (b)	5.00	07/01/22	3,077,369

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
4,000	Los Angeles Department of Water & Power, California, Water 2001 Ser A	5.125		07/01/41	4,018,640
2,000	Los Angeles Wastewater, California, Refg Ser 2003 B (FSA Insd)	5.00		06/01/22	2,047,240
2,000	Milpitas Redevelopment Agency, California, Area #1 Ser 2003 (MBIA Insd)	5.00		09/01/22	2,049,480
2,000	Modesto Community Facilities District #4-1, California, Ser 2006	5.15		09/01/36	1,665,700
4,000	Modesto Irrigation District, California, Ser 2001 A COPs (FSA Insd)	5.00		07/01/31	4,008,520
3,000	Port of Oakland, California, Refg Ser N (AMT) (MBIA Insd)	5.00		11/01/22	2,841,540
3,010	Poway Redevelopment Agency, California, Paguay Redev 2003 Rev Ser A (MBIA Insd) (a)	5.25		06/15/22	3,113,017
3,390	Poway Redevelopment Agency, California, Paguay Redev 2003 Rev Ser A (MBIA Insd) (a)	5.25		06/15/23	3,506,023
3,780	Poway Redevelopment Agency, California, Paguay Redev 2003 Rev Ser A (MBIA Insd) (a)	5.25		06/15/24	3,909,371
6,900	Poway Unified School District, California, 2002 Ser A (MBIA Insd)	5.00		08/01/27	6,903,035
915	Redding, California, Electric System 2008 Ser A COPs (FSA Insd) (WI)	5.00		06/01/26	934,188
4,000	Sacramento County Sanitation Districts Financing Authority, California, Refg Ser 2001 (AMBAC Insd)	5.00		12/01/27	4,019,640
2,000	San Diego County Water Authority, California, Ser 2004 (FSA Insd) (a)	5.00		05/01/29	2,014,660
1,100	San Diego County, California, Burnham Institute for Medical Research Ser 2006 COPs	5.00		09/01/34	961,708
4,000	San Diego Public Facilities Authority, California, Sewer Ser 1993 A	5.25		05/15/20	4,002,520
2,000	San Diego Redevelopment Agency, California, Centre City Ser 2004 A (XLCA Insd)	5.00		09/01/23	2,006,160
4,000	San Diego Redevelopment Agency, California, Centre City Ser 2008 (AGC Insd) (a)	5.00		06/15/28	4,041,480
3,360	San Francisco City & County, California, Laguna Honda Hospital (FSA Insd) (a)	5.00		06/15/30	3,404,134
160	San Francisco City & County, California, Laguna Honda Hospital RITES PA 1387(FSA Insd)	11.38	(d)	06/15/30	168,406
5,000	San Francisco Public Utilities Commission, California, Water Refg Ser A 2001 (FSA Insd)	5.00		11/01/31	5,026,400
2,000	San Jose Financing Authority, California, Civic Center Ser 2002 B (AMBAC Insd)	5.00		06/01/37	1,984,760
2,610	Santa Clara, California, Sub Ser 2003 A (MBIA Insd)	5.00		07/01/23	2,665,724
2,735	Santa Clara, California, Sub Ser 2003 A (MBIA Insd)	5.00		07/01/24	2,788,579
1,295	School Facilities Financing Authority, California Revenue	0.00		08/01/26	483,411
2,140	School Facilities Financing Authority, California Revenue	0.00		08/01/28	707,698
6,000	Silicon Valley Tobacco Securitization Authority, California, Santa Clara Tobacco Securitization Corp Ser 2007	0.00		06/01/36	665,280
1,000	Simi Valley Public Financing Authority, California, Ser 2004 COPs (AMBAC Insd)	5.00		09/01/30	967,500
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00		06/01/37	1,485,440
2,000	Turlock Irrigation District, California, Refg 1998 Ser A (MBIA Insd)	5.00		01/01/26	2,006,140
5,000	University of California, Ser 2003 A (AMBAC Insd)	5.00		05/15/33	4,957,500
4,415	University of California, Ser 2007 (FSA Insd) (a)	4.50		05/15/31	4,281,373
3,585	University of California, Ser 2007 (FSA Insd) (a)	4.50		05/15/35	3,433,717
1,000	Washington Unified School District, California, 2004 Ser A (FGIC Insd)	5.00		08/01/21	1,019,250
625	West Basin California, Municipal Water	5.00		08/01/27	611,500
1,190	Yosemite Community College District, California, Election of 2004, Ser 2008 C (AGC Insd) (e)	0.00		08/01/22	590,371

					180,461,662

	Puerto Rico (2.2%)
2,200	Puerto Rico Public Buildings Authority, Ser D (AMBAC Insd)	0.00	(f)	07/01/17(c)	1,992,254
800	Puerto Rico Public Buildings Authority, Ser D (AMBAC Insd)	0.00	(f)	07/01/30	670,896

					2,663,150

	Total Tax-Exempt Municipal Bonds (Cost $186,871,139)				183,124,812

	Short-Term Tax-Exempt Municipal Obligations (12.4%)
1,600	California Department of Water Resources, Power Supply Ser 2002 B-2 (Demand 08/01/08)	2.55	(g)	05/01/22	1,600,000
2,000	California Department of Water Resources, Power Supply Ser 2002 B-2 (Demand 08/01/08)	5.00	(g)	05/01/22	2,000,000
300	California, Economic Recovery Ser (Demand 08/01/08)	2.19	(g)	05/01/33	300,000
1,150	California, Economic Recovery Ser (Demand 08/01/08)	2.19	(g)	05/01/33	1,150,000
2,200	California, Housing Financing Agency Ser (Demand 08/01/08)	2.19	(g)	05/01/33	2,200,000
2,000	California, Infrastructure Economic Ser (Demand 08/01/08)	2.19	(g)	05/01/33	2,000,000
2,200	Irvine California Impt Ser (Demand 08/01/08)	2.60	(g)	09/01/28	2,200,000
2,900	Los Angeles Department of Water Ser (Demand 08/01/08)	2.60	(g)	09/01/28	2,900,000
900	Orange County Sanitation District, California Ser 2000 B COP’s (Demand 08/01/08)	2.60	(g)	09/01/28	900,000

	Total Short-Term Tax-Exempt Municipal Obligations (Cost $15,250,000)				15,250,000

	Total Investments (Cost $202,121,139)				198,374,812

	Floating Rate Notes Related to Securities Held (-24.9%)
(30,620)	Notes with interest rates ranging from 1.51% to 4.00% at July 31, 2008 and contractual maturities of collateral ranging from 07/01/16 to 10/01/37 (h) (Cost ($30,620,000))				(30,620,000)

	Total Net Investments (Cost $171,501,139) (i) (j)			136.6	167,754,812
	Other Assets in Excess of Liabilities			4.1	5,076,140

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Preferred Shares of Beneficial Interest		(40.7)	(50,007,711)

	Net Assets Applicable to Common Shareholders		100.0%	$122,823,241

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

RITES	Residual Interest Tax-Exempt Security..

(a)	Floating Rate Note Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2008, Fund investments with a value of $43,827,641 are held by the Dealer Trusts and serve as collateral for the $30,620,000 in floating rate note obligations outstanding at that date.

(b)	All or a portion of this security has been physically segregated in connection with open futures contracts in the amount of $412,842.

(c)	Prefunded to call date shown.

(d)	Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $168,406, which represents 0.1% of net assets applicable to common shareholders.

(e)	Capital appreciation bond.

(f)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(g)	Current coupon rate of variable rate demand obligation.

(h)	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at July 31, 2008.

(i)	Securities have been designated as collateral in an amount equal to $55,076,092 in connection with open futures contracts, interest rate swaps contracts and inverse floating rate municipal obligations.

(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

XLCA	XL Capital Assurance Inc.

Interest Rate Swap Contracts Open at July 31, 2008:

	NOTIONAL						UNREALIZED
	AMOUNT	PAYMENTS		RECEIVED		TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	MADE BY TRUST		BY TRUST		DATE	(DEPRECIATION)

JPMorgan Chase Bank N.A.	$8,520	Floating Rate 0.00%	@	Fixed Rate 5.385%		February 14, 2018	$36,295
Bank of America N.A.	1,975	Floating Rate 0.00	@	Fixed Rate 5.580		February 28, 2018	21,962
Bank of America N.A.	2,405	Floating Rate 0.00	@	Fixed Rate 5.070		April 14, 2018	(18,879)
Bank of America N.A.	2,345	Floating Rate 0.00	@	Fixed Rate 4.982		April 15, 2018	(25,748)
Merrill Lynch & Co.	3,130	Floating Rate 0.00	@	Fixed Rate 5.000		April 15, 2018	(32,427)
JPMorgan Chase Bank N.A.	10,860	Fixed Rate 5.831		Floating Rate 0.00	@	February 14, 2023	(90,898)
Bank of America N.A.	2,487	Fixed Rate 5.990		Floating Rate 0.00	@	February 28, 2023	(31,684)
Bank of America N.A.	3,075	Fixed Rate 5.470		Floating Rate 0.00	@	April 14, 2023	4,736
Bank of America N.A.	2,870	Fixed Rate 5.380		Floating Rate 0.00	@	April 15, 2023	11,480
Merrill Lynch & Co.	4,030	Fixed Rate 5.395		Floating Rate 0.00	@	April 15, 2023	14,468

				Net Unrealized Depreciation			$(110,696)

@	Floating rate represents USD-3 months LIBOR.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Quality Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008

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